Summary of Significant Accounting Policies (Details) - Schedule of total revenues	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues	21.91%	17.68%	12.77%
Customer B [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues	11.26%	12.71%	14.26%